Deferred charges and leasehold improvements	6 Months Ended
Jun. 30, 2026
Deferred Charges And Leasehold Improvements
Deferred charges and leasehold improvements

6. Deferred charges and leasehold improvements

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $26,997 and $23,786, at June 30, 2026 and December 31, 2025, respectively. Leasehold improvements amounted to $583 at June 30, 2026 for the aframax tanker Sakura Princess and $3,717 for the suezmax tankers Arctic, Antarctic, and the aframax tanker Sakura Princess, at December 31, 2025. Amortization of deferred dry-docking costs and of leasehold improvements is included in depreciation and amortization in the accompanying consolidated statements of comprehensive income.